Earnings per share (Tables)	12 Months Ended
Dec. 31, 2022
Earnings per share
Schedule of earnings per share
	December 31, 2022	December 31, 2021	December 31, 2020
Numerator
Profit attributable to holders of common shares	125,916	125,957	127,654
Denominator
Weighted average number of basic shares held by shareholders	133,186,441	121,777,128	119,960,383
Earnings per share – basic	0.95	1.03	1.06

Numerator
Profit attributable to holders of common shares	125,916	125,957	127,654
Denominator
Weighted average number of diluted shares held by shareholders	134,774,674	125,155,798	123,287,891
Net earnings per share – diluted	0.93	1.01	1.04

Schedule of weighted average number of common shares
	December 31, 2022	December 31, 2021	December 31, 2020
Weighted average common shares (basic)	133,186,441	121,777,128	119,960,383
Effect of share-based compensation when exercised	1,588,233	3,378,670	3,327,508
Weighted average number of common shares	134,774,674	125,155,798	123,287,891